Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 346,555	$ 1,878,458
Less: accumulated depreciation and amortization	(187,913)	(125,446)
Property and equipment, net	158,642	1,753,012	$ 3,067,443
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	29,498	17,814
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	307,102	315,561
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		391,087
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,955	10,280
Land property right [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		$ 1,143,716